Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of Other Receivables
	December 31
	2018	2019
	US$ thousands

Advances to suppliers	5,260	805
Government authorities	2,916	2,758
Prepaid expense	884	553
Other receivables	427	848
	9,487	4,964